Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The components of federal and state income tax expense (benefit) are as follows (in thousands):

	As of December 31,
	2014	2013	2012
Current
Federal	$—	$—	$—
State	—	—	—
Total current	—	—	—
Deferred expense (benefit)
Federal	—	894	(894)
State	—	158	(158)
Total deferred	—	1,052	(1,052)
Total income tax expense (benefit)	$—	$1,052	$(1,052)

The components of net deferred tax assets are as follows (in thousands):

	As of December 31,
	2014	2013
Net operating loss carryforwards	$53,950	$33,539
Tax credit carryforwards	3,590	3,549
Stock based compensation	4,676	8,322
Other	190	12
Licensing deduction deferral	8,919	8,682
Gross deferred tax assets	71,325	54,104
Valuation allowance	(71,325)	(54,104)
Net deferred tax asset	$—	$—

The components of net deferred tax liabilities are as follows (in thousands):

	As of December 31,
	2014	2013
In-process research and development not subject to future amortization for tax purposes	$5,053	$5,053
Gross deferred tax liability	$5,053	$5,053

The provision for income taxes differs from the provision computed by applying the federal statutory rate to net loss before income taxes as follows (in thousands):

	As of December 31,
	2014	2013	2012
Expected federal income tax benefit	$(12,447)	$(25,713)	$(11,688)
State income taxes after credits	(1,283)	(3,676)	(1,067)
Unrealized gain on marketable securities	—	1,052	(1,052)
Changes in warrant value	(6,503)	17,283	3,664
Stock compensation	3,996	813	152
Effect of change in valuation allowance	17,275	11,408	8,939
Income tax credits	(42)	(240)	—
Other	(996)	125	—
	$—	$1,052	$(1,052)

The company has incurred net operating losses from inception. At December 31, 2014, the company had domestic federal and state net operating loss carryforwards of approximately $144.0 million and $145.9 million, respectively, available to reduce future taxable income, which expire at various dates beginning in 2014 through 2034. The company also had federal and state research and development tax credit carryforwards of approximately $2.3 million and $2.0 million, respectively, available to reduce future tax liabilities and which expire at various dates beginning in 2023 through 2033. The income tax expense for the year ended December 31, 2013 relates to the realized gain on sale of marketable securities.
Approximately $8.7 million of the company's net operating loss carryforwards were generated as a result of deductions related to the exercises of stock options. If utilized, this portion of the Company's carryforwards, as tax effected, will be accounted for as a direct increase to contributed capital rather than as a reduction of that year's provision for income taxes. Net operating loss carryforwards created by excess tax benefits from the exercise of stock options are not recorded as deferred tax assets. The deferred tax assets related to net operating losses have been accordingly reduced by $3.4 million for the year ended December 31, 2014.
Under the provisions of the Internal Revenue Code, certain substantial changes in the company’s ownership may result in a limitation on the amount of net operating loss carryforwards and research and development credit carryforwards which could be utilized annually to offset future taxable income and taxes payable.
Based on an assessment of all available evidence including, but not limited to the company’s limited operating history in its core business and lack of profitability, uncertainties of the commercial viability of its technology, the impact of government regulation and healthcare reform initiatives, and other risks normally associated with biotechnology companies, the company has concluded that it is more likely than not that these net operating loss carryforwards and credits will not be realized and, as a result, a 100% deferred income tax valuation allowance has been recorded against these assets. The valuation allowance increased by $17.2 million and $12.5 million for the years ended December 31, 2014 and 2013, respectively.
The company files income tax returns in the U.S. federal, Massachusetts, Colorado, California, Connecticut, Georgia, Texas and Oregon jurisdictions. The company is subject to tax examinations for the 2010 tax year and beyond. The company does not believe there will be any material changes in its unrecognized tax positions over the next 12 months. The company has not incurred any interest or penalties. In the event that the company is assessed interest or penalties at some point in the future, they will be classified in the financial statements as general and administrative expense.